March 1, 2014

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund's prospectus and statement of additional information, both dated March 1, 2014, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Class A	Class C	Class R6	Advisor Class
FINGX	FINDX	Pending	FIGZX

Franklin Templeton International Trust	SUMMARY PROSPECTUS
Franklin India Growth Fund

Investment Goal

Long-term capital appreciation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 33 in the Fund's Prospectus and under “Buying and Selling Shares” on page 46 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	1.00%	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges-Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Advisor Class
Management fees[1]	1.30%	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.28%	1.00%	None	None
Other expenses1, [2]	0.68%	0.68%	0.48%	0.68%
Total annual Fund operating expenses	2.26%	2.98%	1.78%	1.98%
Fee waiver and/or expense reimbursement[3]	-0.58%	-0.58%	-0.58%	-0.58%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	1.68%	2.40%	1.20%	1.40%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class's lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 1.40% until at least February 28, 2015. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 736	$ 1,188	$ 1,666	$ 2,979
Class C	$ 343	$ 867	$ 1,516	$ 3,258
Class R6	$ 122	$ 504	$ 910	$ 2,047
Advisor Class	$ 143	$ 565	$ 1,014	$ 2,260
If you do not sell your shares:
Class C	$ 243	$ 867	$ 1,516	$ 3,258

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.95% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "Indian companies." The Fund invests primarily in the equity securities of Indian companies, which are those that:

  are organized under the laws of, or with a principal office in, or for which the principal trading market for their securities is, India; or
  derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or
  have 50% or more of their assets in India.

The Fund may invest in companies of any size, and may invest a significant portion of its assets in securities of smaller companies. The Fund invests primarily in common stocks. The Fund currently intends to invest in the securities of Indian companies by investing in shares of a wholly-owned, collective investment vehicle (the "Portfolio"), registered with and regulated by the Mauritius Financial Services Commission. Investing through the Portfolio is intended to provide the Fund with a tax-efficient method of investing indirectly in Indian companies.

Unless the context otherwise requires, descriptions in this prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Portfolio.

In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in securities that do not qualify as Indian company securities. When consistent with the Fund's investment goal, up to 20% of the Fund's net assets may be invested in debt obligations, including debt obligations of Indian companies, which may be lower-rated or unrated.

The investment manager is a research driven, fundamental investor, pursuing a growth strategy for the Fund. As a "bottom-up" investor focusing primarily on individual securities, the investment manager looks for companies whose current market price, in the investment manager's opinion, does not reflect future growth prospects. The investment manager chooses companies that have identifiable drivers of future earnings growth and present, in the investment manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market   The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Investment through Mauritius   The Fund currently intends to invest indirectly in securities of Indian companies through the Portfolio, an entity formed in the Republic of Mauritius. The Fund and the Portfolio rely on the income tax treaty between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation, legislative changes or changes in the requirements to establish residency in Mauritius may result in higher taxes and lower returns for the Fund.

Developing Market Countries   The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Country Focus   Because the Fund invests its assets primarily in companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect security values in the country or region in which the Fund is invested.

There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Because the Fund typically does not seek to manage its exposure to foreign currencies, the Fund's investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value.

Although the Portfolio is registered as a sub-account of Franklin Advisers, Inc. with the Securities and Exchange Board of India, it must still periodically seek renewal of this status. There can be no guarantee that regulatory approval will be forthcoming or that it will not be rescinded. The primary tax advantage of investing through the Portfolio and relying on the currently effective income tax treaty between India and Mauritius is the elimination of the 15% Indian tax on short-term capital gains. However, any amendments to the treaty or legislative changes may result in higher taxes and lower returns for the Fund in the future.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Growth Style Investing   Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	50.42%
Worst Quarter:	Q3'11	-17.45%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2013
	1 Year	5 Years	Since Inception 1/31/2008
Franklin India Growth Fund - Class A
Return Before Taxes	-9.63%	11.50%	-2.44%
Return After Taxes on Distributions	-9.63%	11.34%	-2.56%
Return After Taxes on Distributions and Sale of Fund Shares	-5.45%	9.29%	-1.75%
Franklin India Growth Fund - Class C	-5.72%	12.50%	-2.14%
Franklin India Growth Fund - Advisor Class	-3.80%	13.19%	-1.17%
MSCI India Index (index reflects no deduction for fees, expenses or taxes)	-3.83%	13.30%	-4.30%

Performance information for Class R6 shares is not shown because this class did not have a full calendar year of operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Sub-Advisor

Templeton Asset Management Ltd. (TAML). For purposes of the Fund's risks, the term "investment manager" includes the Sub-Advisor.

Portfolio Managers

SUKUMAR RAJAH   Portfolio Manager of TAML and portfolio manager since inception (2008).

STEPHEN H. DOVER, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2008).

PURAV A. JHAVERI, CFA   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2008).

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin Templeton Distributors, Inc. One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin India Growth Fund

Investment Company Act file #811-06336
© 2014 Franklin Templeton Investments. All rights reserved.
141 PSUM 03/14	00070366